INCOME TAXES - Disclosure of detailed information about temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of Income Taxes [Line Items]
Tax Losses	$ 292,194	$ 263,215	$ 194,577
Temporary Differences	11,128	12,188	13,070
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	158,670	159,298	158,619
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	133,524	103,917	35,958
Net capital loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	0	0	0
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,394	7,632	7,931
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	1,948	2,993	3,611
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	675	697	728
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 1,111	$ 866	$ 800